Ageing of Capitalised Exploratory Well Costs (Detail) $ in Millions	Jun. 30, 2018 USD ($) Project	Jun. 30, 2017 USD ($) Project	Jun. 30, 2016 USD ($) Project	Jun. 30, 2015 USD ($)
Capitalized Exploratory Well Costs [Abstract]
Exploratory well costs capitalised for a period of one year or less	$ 124	$ 120	$ 262
Exploratory well costs capitalised for a period greater than one year	670	548	508
At the end of the year	$ 794	$ 668	$ 770	$ 484
Number of projects that have been capitalised for a period greater than one year | Project	17	14	23